Staff costs (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Staffing Costs [Abstract]
Summary of Staff Costs
	Year ended December 31,
in USD ‘000	2020	2019	2018
Wages and salaries	10,262	10,403	9,023
Social charges	1,699	2,124	946
Post-employment benefits expense	1,176	145	416
Share-based payments	6,506	11,884	9,152
Total staff costs	19,643	24,556	19,537